Consolidated Statements of Operations - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Profit or loss [abstract]
Research and development expenses	£ (36,426)	£ (36,834)	£ (25,899)
Administrative expenses	(7,291)	(8,529)	(7,050)
Impairment of intangible assets	(292)	(2,809)
Net foreign exchange gains (losses)	4,887	267	(3,472)
Operating loss	(39,122)	(47,905)	(36,421)
Finance income	669	103	246
Loss before tax	(38,453)	(47,802)	(36,175)
Income tax credit	6,432	7,269	5,493
Loss for the year attributable to equity holders of the Company	£ (32,021)	£ (40,533)	£ (30,682)
Basic and diluted loss per share	£ (0.61)	£ (0.78)	£ (0.81)